STATEMENTS OF OPERATIONS - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Operating expenses
Operating and formation costs		$ 1,422,570	$ 439,017
Franchise tax expense		208,794	257,540
Loss from operations		(1,631,364)	(696,557)
Other Income - dividends and interest		836,541	4,638,361
(Loss) income before provision for income tax		(794,823)	3,941,804
Provision for income tax		(199,030)	(1,068,915)
Net (loss) income		$ (993,853)	$ 2,872,889
Common Stock Subject to Redemption [Member]
Operating expenses
Basic and diluted weighted average shares outstanding, Common stock (1)		17,139,372	20,869,253
Basic and diluted net loss per share, Common stock (2)		$ 0.02	$ 0.15
Non-Redeemable Common Stock [Member]
Operating expenses
Net (loss) income		$ (993,853)	$ 2,872,889
Basic and diluted weighted average shares outstanding, Common stock (1)	[1]	6,807,313	6,695,864
Basic and diluted net loss per share, Common stock (2)	[2]	$ (0.20)	$ (0.05)

[1]	Excludes an aggregate of 7,560,480 and 20,846,454 shares subject to possible redemption as of December 31, 2020 and December 31, 2019, respectively.
[2]	Excludes income of $357,715 and $3,185,186 attributable to common stock subject to possible redemption for the Years Ended December 31, 2020 and December 31, 2019 (see Note 2).